UNITED STATES
OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
OMB Number:   3235-0456
Washington, D.C. 20549
Expires: June 30, 2009

Estimated average burden
hours per response....... 2

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.  Please print or type.

1 . Name and address of issuer:
	Legg Mason Partners Premium Money Market Trust
	125 Broad Street
	New York, NY 10004

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [x]


3. Investment Company Act File Number:
	811-5812
     Securities Act File Number:
	33-28844

4(a).  Last day of fiscal year for which this Form is filed:
	August 31, 2007

4(b). 1 Check box if this Form is being filed late (ie., more than 90 calendar days after the end of the fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). 1 Check box if this is the last time the issuer will be filing this Form.

5.  Calculation of registration fee:
(i)	Aggregate sale price of securities sold during the fiscal year
	Pursuant to section 24(f):		$2,906,230,844

(ii)	Aggregate price of securities redeemed or repurchased during the
        fiscal year:	   $2,942,329,071

(iii)	Aggregate price of securities redeemed or repurchased
	during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration
	fees payable to the Commission:		$1,302,580,957

(iv)	Total available redemption credits [add Item 5(ii) and
        5(iii):	$4,244,910,028

(v)	Net sales - If Item 5(i) is greater than Item 5(iv)
	[subtract Item 5(iv) from Item 5(i) ]:   $0

(vi)	Redemption credits available for use in future years
	- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 1,338,679,184

(vii)	Multiplier for determining registration fee (See
	Instruction C.9):	x	$0.00003070

(viii)	Registration fee due [multiply Item 5(v) by Item
	 5(vii)] (enter 'O' if no fee is due):	=	$0


6. Prepaid Shares
If the response to item 5(i) was determined by deducting an amount of
securities that were registered	under the Securities Act of 1933 pursuant
 to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or
 other units) deducted here:            . If there is a number of shares
 or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state
that number here:              .

7.  'Interest due - if this Form is being filed more than 90 days after the
 end of the issuer's fiscal year (see Instruction D):	+	$0

8.  Total of the amount of the registration fee due plus any interest due
 [line 5(viii) plus line 7]:	=	$0


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:
	Wire Transfer
	Mail or other means


	SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title.)*






/s/
Frances Guggino
Treasurer



Date____11/14/07__________

*Please print the name and title of the signing officer below the signature.